Note 9 - Other Disclosures (Details Textual) € / shares in Units, € in Thousands, $ in Thousands					1 Months Ended		3 Months Ended		4 Months Ended		11 Months Ended	12 Months Ended
	May 19, 2023 EUR (€)	Feb. 28, 2023	Nov. 19, 2021 € / shares	Nov. 17, 2021	Feb. 28, 2023	Apr. 30, 2022	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	May 15, 2023 EUR (€)	May 15, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 30, 2023	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares		Dec. 31, 2020 EUR (€) shares	Feb. 24, 2024	Dec. 01, 2023 EUR (€)	Nov. 30, 2023 USD ($)	May 15, 2023 USD ($)	Apr. 06, 2023	Jan. 01, 2022	Dec. 31, 2019 EUR (€)	Dec. 31, 2018
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans													€ 2,004	€ 1,047		€ 491
Income from government grants													€ 260	71		€ 68
Government grants, deferral period (Month)																18 months
Proceeds from government grants														€ 18
Share-based payment arrangements, exit event, percentage of shares or assets sold or transferred																								95.00%
Vesting term after exit-event, share options granted (Year)													1 year
Expiration term after exit-event, share options granted (Year)													4 years
Number of share options outstanding in share-based payment arrangement at end of period													1,562,977	1,805,100		0
Exercise price, share options granted (in EUR per share) | € / shares													€ 0.06
Number of share options exercised in share-based payment arrangement													242,123	(0)
Weighted average exercise price of share options exercised in share-based payment arrangement (in EUR per share) | € / shares													€ 1.06
Number of share options granted in share-based payment arrangement													0	1,805,100
General and administrative expense													€ 20,023	€ 15,094		€ 14,404
Research and development expense													€ 158,479	€ 40,609		€ 30,469
Share price (in EUR per share) | € / shares													€ 0.92
Number of supervisory board members														5
Adjusted weighted average number of ordinary shares outstanding (in shares) | shares													83,055,318	59,836,824		57,684,220
Key management personnel compensation, share-based payment													€ 1,138	€ 1,898		€ 5,829
Debt to equity swap																€ 1,648
Total assets													57,470	€ 147,296	[1]
Tax loss carryforward, corporate income tax													252,124
Tax loss carryforwards, trade tax													€ 251,279
Number of share options forfeited in share-based payment arrangement													0	0
Increase (decrease) through conversion of convertible instruments, equity														€ 9,661
Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Repayments of advance payments, cash value of reservations													€ 49,642
Repayments of advance payments, gross													52,927
Government grants [member]
Statement Line Items [Line Items]
Proceeds from government grants													469
Sion passenger car program [member]
Statement Line Items [Line Items]
Total assets													€ 13,260
Termination of employment [member]
Statement Line Items [Line Items]
Percentage of workforce terminated													60.00%
Restructuring and Related Cost, Number of Positions Eliminated		249											249
Announcement of plan to discontinue operation [member] | Sion passenger car program [member]
Statement Line Items [Line Items]
Percentage of workforce terminated		60.00%			60.00%
Restructuring and Related Cost, Number of Positions Eliminated					249
Cash flows from refunds from suppliers											€ 14,962
Other income											1,702
Announcement of plan to discontinue operation [member] | Sono Motors [Member]
Statement Line Items [Line Items]
Gain (loss) on termination of project	€ 18,000
One time bonus [member] | Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Liabilities repayment percentage																	5.00%
Proposed payment plan acceptance [member] | Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Interest income (expense)											5,166
VAT Expense											8,451
Termination of employment, commencement of litigation [member]
Statement Line Items [Line Items]
Number of employees																					9
Entering into significant commitments or contingent liabilities [member] | Yorkville [member]
Statement Line Items [Line Items]
Total borrowings									€ 18,625		€ 19,728								$ 21,565	$ 20,257
Borrowing, Maximum Amount Available																		€ 9,000
Cash left-over																		€ 2,000
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration									3,116	$ 3,365
Entering into significant commitments or contingent liabilities [member] | Yorkville embedded derivative [member]
Statement Line Items [Line Items]
Total borrowings									0											$ 0
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration									3,570	3,855
Sharebased compensation issuance [member]
Statement Line Items [Line Items]
Number of share options forfeited in share-based payment arrangement											36,631
Number of share options cancelled in share-based payment arrangement												78,351
Major ordinary share transactions [member] | Yorkville [member]
Statement Line Items [Line Items]
Conversion of loans, number of shares issued (in shares) | shares							14,625,800	14,625,800
Increase (decrease) through conversion of convertible instruments, equity							€ 10,099	$ 10,850
Major ordinary share transactions [member] | Yorkville accrued interest [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity							€ 135	$ 145
Derecognition of securities [member] | Yorkville [member]
Statement Line Items [Line Items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration									€ 3,273	$ 3,504
Sono Motors Investment UG [member]
Statement Line Items [Line Items]
Total borrowings																							€ 185
Borrowings, interest rate																							4.00%
Bottom of range [member] | Entering into significant commitments or contingent liabilities [member] | Yorkville [member]
Statement Line Items [Line Items]
Borrowings, interest rate									4.00%											4.00%
Top of range [member] | Entering into significant commitments or contingent liabilities [member] | Yorkville [member]
Statement Line Items [Line Items]
Borrowings, interest rate									12.00%											12.00%
Equity-settled program [member]
Statement Line Items [Line Items]
Number of additional employees offered share based payment arrangement transfer																5
Number of additional employees, active, share based payment arrangement																1
Number of additional employees, former, share-based payment arrangement																4
Number of employees													88			88
Cash-settled program [member]
Statement Line Items [Line Items]
Number of employees													1
Liabilities from share-based payment transactions													€ 0
Share split replication, additional shares issued [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement				0.71
Bonus shares issued upon exercise of stock option [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement				0.71									0.71
Number of share options outstanding in share-based payment arrangement at end of period													2,672,691	3,086,721
Options with service conditions [member]
Statement Line Items [Line Items]
Vesting period, share options granted (Month)													36 months
Employee stock option program (ESOP) [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period													583,993
Number of share options granted as a percentage of annual gross salary						10.00%
General and administrative expense													€ 70
Selling and distribution expense													23
Research and development expense													€ 235
Employee stock option program (ESOP) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						5,000
Restricted stock units [member]
Statement Line Items [Line Items]
Exercise price, share options granted (in EUR per share) | € / shares			€ 0										€ 0
Vesting, number of installments, other equity instruments			4
Vesting period, other equity instruments (Year)			4 years										12 months
Key management personnel compensation, share-based payment													€ 486	€ 0		€ 0
Conversion stock option program (CSOP) [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period														1,805,100								1,805,100
Key management personnel compensation, share-based payment													€ 652	€ 1,898		€ 5,829
Share options1 [member] | Sharebased compensation issuance [member]
Statement Line Items [Line Items]
Increase in income from forfeiture of share-based awards											€ 239

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.